Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Ordinary Share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net loss	$ (1,208,280)	$ (710,157)
Denominator:
Basic weighted average shares outstanding	8,901,159	11,581,616
Basic net loss per ordinary share	$ (0.14)	$ (0.06)